REVENUE DISAGGREGATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY PRODUCT LINE

Revenue by product line is as follows:

	Three Months Ended		Six Months Ended
Product Line	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Classic Karaoke Machines	$1,257,000	$1,463,000	$2,308,000	$2,729,000
Licensed Products	107,000	8,000	198,000	(4,000)
SMC Kids Toys	102,000	21,000	171,000	154,000
Microphones and Accessories	865,000	957,000	1,818,000	2,737,000
Music and other income	109,000	176,000	371,000	392,000

Total Net Sales	$2,440,000	$2,625,000	$4,866,000	$6,008,000

Revenue by product line is as follows:

	Nine Months Ended	Fiscal Years Ended
	December 31,2023	March 31, 2023	March 31, 2022
Product Line
Karaoke Machines	$24,189,000	$28,856,000	$38,869,000
Licensed Products	549,000	95,000	1,645,000
Kids Youth Electronics	565,000	1,872,000	2,277,000
Microphones and Accessories	3,283,000	7,802,000	4,185,000
Music Subscriptions	612,000	674,000	536,000

Total Net Sales	$29,198,000	$39,299,000	$47,512,000

SCHEDULE OF REVENUE BY GEOGRAPHICAL REGION

Sales by geographic region for the periods presented are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Australia	124,000	-	124,000	-
North America	2,316,000	2,625,000	4,742,000	6,008,000

Total Net Sales	$2,440,000	$2,625,000	$4,866,000	$6,008,000

Revenue by geographic region is as follows:

	FOR THE NINE MONTHS ENDED	FOR THE FISCAL YEARS ENDED
	December 31, 2023	March 31, 2023	March 31, 2022
North America	$28,763,000	$38,298,000	$46,396,000
Australia	205,000	670,000	679,000
Europe and United Kingdom	226,000	331,000	359,000
All Others	4,000	-	78,000

	$29,198,000	$39,299,000	$47,512,000